DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS - Derivative Instruments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Net sales	$ 9,758	$ 9,437	$ 9,322	$ 8,925	$ 9,169	$ 8,819	$ 8,572	$ 8,157	$ 37,442	$ 34,717	$ 33,009
Cost of products and services sold									23,613	21,360	20,637
Selling, general and administrative expenses									5,450	5,235	4,887
Other Income (Expense)									1,247	843	830
Interest and other financial charges									1,344	1,048	749
Foreign currency exchange contracts | Net Sales
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts									0	0	0
Foreign currency exchange contracts | Selling, General and Administrative Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts									0	0	0
Foreign currency exchange contracts | Other Income (Expense)
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts									(376)	147	(110)
Foreign currency exchange contracts | Interest and Other Financial Charges
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts									0	0	0
Designated as Hedging Instrument | Gain (loss) on cash flow hedges | Foreign currency exchange contracts | Net Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive loss into income									0	2	15
Designated as Hedging Instrument | Gain (loss) on cash flow hedges | Foreign currency exchange contracts | Selling, General and Administrative Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive loss into income									0	5	10
Designated as Hedging Instrument | Gain (loss) on cash flow hedges | Foreign currency exchange contracts | Other Income (Expense)
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive loss into income									0	0	0
Designated as Hedging Instrument | Gain (loss) on cash flow hedges | Foreign currency exchange contracts | Interest and Other Financial Charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive loss into income									0	0	0
Designated as Hedging Instrument | Gain (loss) on fair value hedges | Interest rate swap agreements | Net Sales
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items									0	0	0
Derivatives designated as hedges									0	0	0
Designated as Hedging Instrument | Gain (loss) on fair value hedges | Interest rate swap agreements | Selling, General and Administrative Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items									0	0	0
Derivatives designated as hedges									0	0	0
Designated as Hedging Instrument | Gain (loss) on fair value hedges | Interest rate swap agreements | Other Income (Expense)
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items									0	0	0
Derivatives designated as hedges									0	0	0
Designated as Hedging Instrument | Gain (loss) on fair value hedges | Interest rate swap agreements | Interest and Other Financial Charges
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items									(57)	(30)	(121)
Derivatives designated as hedges									57	30	121
Cost of Products Sold
Derivative Instruments, Gain (Loss) [Line Items]
Net sales									24,515	22,841	22,345
Cost of products and services sold									16,153	15,017	14,836
Cost of Products Sold | Foreign currency exchange contracts | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts									0	0	0
Cost of Products Sold | Designated as Hedging Instrument | Gain (loss) on cash flow hedges | Foreign currency exchange contracts | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive loss into income									(3)	0	26
Cost of Products Sold | Designated as Hedging Instrument | Gain (loss) on fair value hedges | Interest rate swap agreements | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items									0	0	0
Derivatives designated as hedges									0	0	0
Cost of Services Sold
Derivative Instruments, Gain (Loss) [Line Items]
Net sales									12,927	11,876	10,664
Cost of products and services sold									7,460	6,343	5,801
Cost of Services Sold | Foreign currency exchange contracts | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts									0	0	0
Cost of Services Sold | Designated as Hedging Instrument | Gain (loss) on cash flow hedges | Foreign currency exchange contracts | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive loss into income									(2)	0	10
Cost of Services Sold | Designated as Hedging Instrument | Gain (loss) on fair value hedges | Interest rate swap agreements | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items									0	0	0
Derivatives designated as hedges									$ 0	$ 0	$ 0